Consolidated Statements of Cash Flows - USD ($) $ in Thousands			3 Months Ended		6 Months Ended		12 Months Ended
		Dec. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 27, 2023
Cash flows from operating activities:
Net loss		$ 1,287	$ (16,129)	$ (27,854)	$ (39,176)	$ (60,844)	$ (101,495)	$ (54,738)	$ (56,025)
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation and amortization					11,326	13,173	24,966	26,982
Amortization of finance lease right-of-use assets			378	0	695	0	743	0
Amortization of contract costs			390	272	754	547	1,136	827
Non-cash interest income					(634)	(1,402)	(2,712)	(2,983)
Non-cash interest expense					1,726	747	1,477	9,949
Non-cash rent expense					11,244	10,787	21,199	18,278
(Gain) on lease termination					(19)	(138)	(133)	(29)
(Gain) loss on aircraft sales and aircraft held for sale			15	(72)	(1,190)	1,417	2,795	(13,905)
Change in fair value of derivative liability							0	14,589
Provision for credit losses					72	1,916	2,190	2,557
Provision for inventory reserve					10	0
Realized (gain) loss on investment securities					294	46	59	238
Change in fair value of warrant liability			(212)	899	(781)	3,679	1,467	334
Loss on extinguishment of debt			0	0	4,161	0	0	(14,843)
Stock-based compensation					2,013	0	753	882
Gain on forgiveness of CARES Act loan							0	(339)
Changes in operating assets and liabilities, net of effects from acquisitions:
Other receivables					(756)	(1,066)	(2,680)	465
Parts and supplies inventory					(677)	(908)	(516)	730
Prepaid expenses and other current assets					(2,461)	811	(123)	344
Operating lease liabilities					(11,034)	(10,973)	(21,166)	(16,353)
Other assets					(157)	(73)	(335)	(187)
Accounts payable					12,027	510
Other current liabilities					522	(3,945)	(756)	2,416
Deferred revenue					(5,154)	(2,797)
Other non-current liabilities					6,374	6,390	13,630	13,051
Net cash flows from operating activities					(10,101)	(42,170)	(10,929)	8,665
Cash flows from investing activities:
Capitalized development costs					(23)	(274)	(492)	(802)
Purchases of property and equipment					(4,108)	(28,131)	(56,666)	(83,636)
Proceeds from sales of property and equipment					31,521	23,734	50,776	41,964
Purchases of engine overhauls					(9,628)	(9,801)	(24,508)	(20,791)
Finance lease direct initial costs					(381)	0	(385)	0
Purchases of investments					(15,457)	(41,635)	(61,878)	(103,951)
Proceeds from sale of investments					80,025	44,543	70,083	105,185
Notes receivable paydowns							15,201	0
Proceeds from notes receivable					0	15,015
Net cash flows from investing activities					81,949	3,451	(7,869)	(62,031)
Cash flows from financing activities:
Proceeds from Merger, net of transaction costs							0	8,350
Proceeds from issuance of debt					3,474	71,413	71,413	131,840
Repayment of debt					(79,407)	(50,458)	(57,743)	(56,660)
Payment of deferred financing costs					0	0	0	(3,261)
Payment of debt issuance costs					(373)	(2,844)	(849)	(1,096)
Proceeds from notes receivable noncontrolling interest							0	4,181
Cash contributions from members							0	3,959
Cash distributions to members	[1]						0	(33,662)
Principal payments on finance leases					(278)	0	(9,048)	0
Payment of dividends, preferred stock					(360)	0
Cash contributions - noncontrolling interests					633	260	6,485	9,541
Cash distributions - noncontrolling interests					(17,212)	(6,189)	(19,771)	(21,379)
Proceeds from preferred stock issuance, net of issuance costs					5,800	24,250
Proceeds from preferred temporary equity issuance, net of issuance costs							48,379	0
Net cash flows from financing activities					(87,723)	36,432	38,866	41,813
Net increase (decrease) in cash and cash equivalents					(15,875)	(2,287)	20,068	(11,553)
Cash and cash equivalents at beginning of period					31,694	11,626	11,626	23,179	$ 23,179
Cash and cash equivalents at end of period		$ 11,626	$ 15,819	$ 9,339	15,819	9,339	31,694	11,626
Supplemental disclosure of cash flow information:
Cash paid for interest							19,706	12,274
Non-cash investing and financing activities:
Reclassification of LGM Enterprises, LLC members' deficit to accumulated deficit in connection with the Merger							0	80,748
Non-cash directors and officers insurance							2,032	2,518
Conversion of Bridge Notes held by affiliates of EGA Sponsor into shares of flyExclusive Class A common stock in connection with the Merger							0	83,267
Conversion of Bridge Notes held by non-affiliates into shares of flyExclusive Class A common stock in connection with the Merger							0	12,236
Conversion of LGM Common Units to flyExclusive Class B Common Stock in connection with the Merger							0	6
Initial value of short-term notes payable - related party recognized in connection with the Merger							0	3,947
Initial public and private placement warrant liabilities recognized in connection with the Merger							0	2,248
Exchange of Fly public warrants for flyExclusive Class A common stock					0	371	371	82
FlyExclusive Class A common stock issued on cashless exercise of public warrants					0	4,337	4,337	0
Issuance of penny warrants in connection with Class A Preferred temporary equity issuance					0	3,746
Increase in dividends payable and accreted discount on Series A Preferred temporary equity					0	1,257
Redeemable noncontrolling interest resulting from the Merger							0	42,431
Change in redemption value of redeemable noncontrolling interest					24,839	186,707	268,423	5,826
Excise tax payable							156	1,032
Non-cash transfer of aircraft and related debt	[1]						0	6,589
Payable to underwriter as reimbursement for shares purchased on Closing Date							0	17
Equity-classified obligation - Amended Underwriting Agreement							0	3,324
Prepaid expenses assumed in connection with the Merger							0	70
Accounts payable assumed in connection with the Merger							0	1,092
Other current liabilities assumed in connection with the Merger							0	1,642
Non-cash impact of specific incremental costs directly attributable to the offering of securities in connection with the closing of the Merger as reduction to APIC							0	4,528
Transfers from prepaid engine overhaul to property and equipment					2,403	8,305	10,764	11,409
Change in purchases of property and equipment in accounts payable							14,570	930
Unrealized change in fair value of available-for-sale securities					56	193	13	407
ROU assets obtained in exchange for operating lease liabilities					8,023	3,571	14,866	48,807
ROU assets obtained in exchange for finance lease liabilities					14,023	0	16,039	0
Non-cash exchanges for non-controlling ownership interest					1,063	0
Non-cash exchanges of aircraft ownership interests							0	7,319
Acquisitions of non-controlling interests					0	6,892	20,734	0
Non-cash aircraft sale-leaseback transactions							0	23,100
Transfer of fixed assets and prepaid engine overhauls to held for sale					605	0	42,960	0
Series A Preferred Stock
Non-cash investing and financing activities:
Dividends payable on Temporary Equity					2,039	0	3,259	0
Series B Preferred stock
Non-cash investing and financing activities:
Dividends payable on Temporary Equity					2,315	0	1,233	0
Fractional Ownership
Changes in operating assets and liabilities, net of effects from acquisitions:
Deferred revenue							45,788	33,338
Guaranteed Revenue Program
Changes in operating assets and liabilities, net of effects from acquisitions:
Deferred revenue							0	(37,500)
Private Placement Warrants
Adjustments to reconcile net loss to net cash from operating activities:
Change in fair value of warrant liability					(304)	1,451	(173)	130
Public Warrants
Adjustments to reconcile net loss to net cash from operating activities:
Change in fair value of warrant liability					(177)	4,552	3,607	204
Penny Warrants
Adjustments to reconcile net loss to net cash from operating activities:
Change in fair value of warrant liability					(300)	(2,324)	(1,967)	0
Penny Warrants | Series A Preferred Stock
Non-cash investing and financing activities:
Issuance of penny warrants in connection with Series A Preferred Temporary Equity							3,746	0
Nonrelated Party
Changes in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable					(700)	(188)	(1,175)	13,240
Accounts payable							4,693	7,680
Related Party
Changes in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable					$ 1,420	$ 141	(734)	3,714
Accounts payable							$ 0	$ (72)

[1]	* Cash distributions to members for the year ended December 31, 2023 excludes the non-cash distribution to members of an aircraft, net of the aircraft's related debt, of $6,589. As such, total cash and non-cash distributions to members totaled $40,429, which consist of the non-cash distributions of $6,589 plus the cash distributions of $33,662